FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Foreign Currency Sensitivity Analysis (Details) - Currency risk	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	10.00%
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	$ 1,793
10% increase, Trade payables	6,144
10% decrease, Trade receivables	1,467
10% decrease, Trade payables	5,027
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	722
10% increase, Trade payables	755
10% decrease, Trade receivables	590
10% decrease, Trade payables	617
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	84
10% increase, Trade payables	537
10% decrease, Trade receivables	68
10% decrease, Trade payables	439
KZT
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	47
10% increase, Trade payables	117
10% decrease, Trade receivables	39
10% decrease, Trade payables	95
ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	183
10% increase, Trade payables	466
10% decrease, Trade receivables	149
10% decrease, Trade payables	382
MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	103
10% increase, Trade payables	106
10% decrease, Trade receivables	85
10% decrease, Trade payables	86
UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	59
10% increase, Trade payables	142
10% decrease, Trade receivables	49
10% decrease, Trade payables	116
PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	149
10% increase, Trade payables	355
10% decrease, Trade receivables	122
10% decrease, Trade payables	291
ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
10% increase, Trade receivables	80
10% increase, Trade payables	0
10% decrease, Trade receivables	66
10% decrease, Trade payables	0
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	13,981
Trade payables | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,723
Trade payables | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,585
Trade payables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	686
Trade payables | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	488
Trade payables | KZT
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	106
Trade payables | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	424
Trade payables | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	96
Trade payables | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	129
Trade payables | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	323
Trade payables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0
Trade payables | Other (non-USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	421
Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,432
Trade receivables | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,115
Trade receivables | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,630
Trade receivables | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	656
Trade receivables | CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	76
Trade receivables | KZT
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	43
Trade receivables | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	166
Trade receivables | MXN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	94
Trade receivables | UAH
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	54
Trade receivables | PLN
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	135
Trade receivables | ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	73
Trade receivables | Other (non-USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 390